Property and Equipment	9 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2021	181,390	913,405	1,094,795
Additions	65,329	-	65,329
At December 31, 2022	246,719	913,405	1,160,124
Additions	-	-	-
Disposals	(192,361)	-	(192,361)
At September 30, 2023	54,358	913,405	967,763

Accumulated amortization
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	39,667	179,766	219,433
At December 31, 2022	152,746	834,537	987,283
Amortization for the period	22,344	78,868	101,212
Disposals	(135,692)	-	(135,692)
At September 30, 2023	39,398	913,405	952,803

Carrying amounts
At December 31, 2021	68,311	258,634	326,945
At December 31, 2022	93,973	78,868	172,841
At September 30, 2023	14,960	-	14,960

On April 30, 2023, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. Upon vacating the office space, the Company sold or disposed of excess office furniture and equipment, including a majority of the Company’s computers that are no longer needed by the current workforce.

As of September 30, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, the remaining right-of-use asset balance is $0.